Credit Facilities	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Credit Facilities
16.	Credit Facilities

16.1.	Bank Debt

	June 30	December 31
(in thousands)	2021	2020
Current portion	$-	$-
Long-term portion	-	195,000

Gross bank debt outstanding 1	$-	$195,000

1)	There is $6 million unamortized debt issue costs associated with the Revolving Facility which have been recorded as a long-term asset under the classification Other (see Note 24).
On June 9, 2021, the term of the Company’s $2 billion revolving term loan (“Revolving Facility”) was extended by an additional year, with the facility now maturing on June 9, 2026. The Company incurred fees of $2 million in relation to this extension.
The Company’s Revolving Facility has financial covenants which require the Company to maintain: (i) a net debt to tangible net worth ratio of less than or equal to 0.75:1; and (ii) an interest coverage ratio of greater than or equal to 3.00:1. Only cash interest expenses are included for the purposes of calculating the interest coverage ratio. The Company is in compliance with these debt covenants as at June 30, 2021.
At the Company’s option, amounts drawn under the Revolving Facility incur interest based on the Company’s leverage ratio at either (i) LIBOR plus 1.00% to 2.05%; or (ii) the Bank of Nova Scotia’s Base Rate plus 0.00% to 1.05%. Upon the anticipated discontinuance of the LIBOR benchmark rate, amounts drawn under the Revolving Facility will incur interest based on the Secured Overnight Financing Rate (“SOFR”) or an alternate benchmark rate. Under both options, the interest rate shall not be less than 0%.
The Revolving Facility, which is classified as a financial liability and reported at amortized cost using the effective interest method, can be drawn down at any time to finance acquisitions, investments or for general corporate purposes.

16.2.	Lease Liabilities
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

	June 30	December 31
(in thousands)	2021	2020
Current portion	$805	$773
Long-term portion	2,508	2,864

Total lease liabilities	$3,313	$3,637
The maturity analysis of these leases is as follows:

June 30
(in thousands)	2021
Not later than 1 year	$805
Later than 1 year and not later than 5 years	2,508
Later than 5 years	-

Total lease liabilities	$3,313

16.3.	Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2021	2020	2021	2020

Interest Expense During Period
Average principal outstanding during period		$-	$708,450	$39,011	$746,461
Average effective interest rate during period	16.1	0.00%	1.97%	1.17%	2.53%
Total interest expense incurred during period		$-	$3,487	$229	$9,432
Costs related to undrawn credit facilities	16.1	1,325	1,121	2,636	2,259
Interest expense - lease liabilities	16.2	32	28	65	62
Total finance costs		$1,357	$4,636	$2,930	$11,753